ALTEGRIS FIXED INCOME LONG SHORT FUND

Class A	Ticker: FXDAX
Class C	Ticker: FXDCX
Class I	Ticker: FXDIX
Class N	Ticker: FXDNX

(a series of Northern Lights Fund Trust)

Supplement dated July 21, 2014 to the Prospectus dated April 30, 2014

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Effective July 21, 2014, Jon Sundt and Allen Cheng have been removed as portfolio managers of the Altegris Futures Evolution Strategy Fund (the “Fund”).  Matthew Osborne and Eric Bundonis, each of the Adviser, are, together with the Sub-Adviser portfolio managers, Kevin Schweitzer of RockView Management, LLC and Anilesh “Neil” Ahuja of Premium Point Investments LP, primarily responsible for the day-to-day management of the Fund. The investment objective, principal investment strategies and principal risks of the Fund have not changed.

The following replaces the information in the section titled “Investment Adviser Co-Portfolio Managers” on page 7 of the Prospectus:

Matthew Osborne has served the Fund as Portfolio Manager since it commenced operations in 2013.  Eric Bundonis has been a Portfolio Manager to the Fund since 2014.

Co-Portfolio Managers	Title
Matthew Osborne	Executive Vice President
Eric Bundonis, CFA	Vice President and Co-Director Research and Investments

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The section titled “Investment Adviser Portfolio Managers” on pages 22-24 is amended to delete the information regarding Jon Sundt and Allen Cheng.

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The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of Fund shares.

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The information in this supplement contains new and additional information beyond that in the Prospectus, dated April 30, 2014 and Statement of Additional Information (“SAI”), dated April 30, 2014, as updated.  This supplement should be read in conjunction with the Prospectus and SAI and should be retained for future reference.

ALTEGRIS FIXED INCOME LONG SHORT FUND

Class A	Ticker: FXDAX
Class C	Ticker: FXDCX
Class I	Ticker: FXDIX
Class N	Ticker: FXDNX

(a series of Northern Lights Fund Trust)

Supplement dated July 21, 2014

to the Statement of Additional Information (“SAI”) dated April 30, 2014

______________________________________________________________________

Effective July 21, 2014, Jon Sundt and Allen Cheng have been removed as portfolio managers of the Altegris Futures Evolution Strategy Fund (the “Fund”).  Matthew Osborne and Eric Bundonis, each of the Adviser, are, together with the Sub-Adviser portfolio managers, Kevin Schweitzer of RockView Management, LLC and Anilesh “Neil” Ahuja of Premium Point Investments LP, primarily responsible for the day-to-day management of the Fund. The investment objective, principal investment strategies and principal risks of the Fund have not changed.

The first sentence in the section titled “Portfolio Managers” on page 42 is deleted and replaced with the following:

Matthew Osborne and Eric Bundonis, each of the Adviser, are portfolio co-portfolio managers of the Fund.

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In the section titled “Portfolio Managers- Adviser Co-Portfolio Managers” on pages 42-43, the tables providing information concerning Jon Sundt and Allen Cheng are deleted.

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The section titled “Compensation- Adviser” on page 45 is deleted and replaced with the following:

For services as a portfolio co-manager to the Fund, Eric Bundonis receives a salary and a discretionary bonus from the Adviser. Matthew Osborne receives a salary from the Adviser.  Each of Messrs. Osborne and Bundonis also have an equity interest in a privately-held entity that directly or indirectly controls the Adviser and its affiliates, and will receive compensation from that entity based upon the future profitability of the Adviser and its affiliates.

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On page 46, the table under the section titled “Ownership of Securities” is amended to delete the information regarding Jon Sundt and Allen Cheng.

_________________________________

The information in this supplement contains new and additional information beyond that in the Prospectus, dated April 30, 2014, as updated, and Statement of Additional Information (“SAI”), dated April 30, 2014.  This supplement should be read in conjunction with the Prospectus and SAI and should be retained for future reference.